Purchase commitments, contingent liabilities and other - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statements [Line Items]
Loan commitments		¥ 27,564
Contractual commitments for acquisition of property, plant and equipment and intangible assets	¥ 84,969	205,881
Contractual commitments for purchase of material	78,058	152,356
Contractual commitments for the use of certain IT services	217,792	251,478
Contingent liability for guarantees [member]
Statements [Line Items]
Estimated contingent liability	¥ 4,073	¥ 4,161
Pictures [Member]
Statements [Line Items]
Contractual commitments, Term	3 years	4 years
Contractual obligation to make payments	¥ 184,667	¥ 197,999
Music [Member]
Statements [Line Items]
Contractual commitments, Term	4 years	4 years
Contractual obligation to make payments	¥ 342,183	¥ 283,211
Game And Network Services [Member]
Statements [Line Items]
Contractual commitments, Term	3 years	4 years
Contractual obligation to make payments	¥ 33,691	¥ 43,202